ORDINARY SHARE (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 28, 2018	Dec. 31, 2019	Dec. 31, 2018	Aug. 05, 2017	Jul. 30, 2017
Common Stock, Shares, Issued		14,333,334	14,333,334	13,333,334
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares, Outstanding	14,333,334	14,333,334	14,333,334	13,333,334
Stock Issued During Period, Shares, New Issues		1,000,000
Common Stock, Value, Issued		$ 14,333	$ 14,333
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable		$ 80,000
Common Stock
Common Stock, Shares, Issued	1,000,000		14,333,334
Shares Issued, Price Per Share	$ 0.08
Common Stock, Par or Stated Value Per Share	$ 0.001
Stock Issued During Period, Shares, New Issues	14,333,334		1,000,000
Common Stock, Value, Issued	$ 14,333,334